Income taxes (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Taxes receivables	$ 28,786,247	$ 46,707,525
Refundables Tax Previous Year [Member]
IfrsStatementLineItems [Line Items]
Taxes receivables	7,124,688	2,566,562
Tax Payments In Advance [Member]
IfrsStatementLineItems [Line Items]
Taxes receivables	20,322,040	34,996,163
Benefits For Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Taxes receivables	764,712	8,545,035
Other Credits [Member]
IfrsStatementLineItems [Line Items]
Taxes receivables	$ 574,807	$ 599,765